UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2003

                     DATE OF REPORTING PERIOD: JUNE 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

[SEI INVESTMENTS LOGO OMITTED]

[BACKGROUND GRAPHIC OMITTED]


                                               Annual Report as of June 30, 2003



                                                          SEI Liquid Asset Trust



                                                        Treasury Securities Fund

                                                      Government Securities Fund

                                                           Prime Obligation Fund

TABLE OF CONTENTS


------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Report of Independent Auditors                             2
------------------------------------------------------------
Statements of Net Assets                                   3
------------------------------------------------------------
Statements of Operations                                   9
------------------------------------------------------------
Statements of Changes in Net Assets                       10
------------------------------------------------------------
Financial Highlights                                      11
------------------------------------------------------------
Notes to Financial Statements                             12
------------------------------------------------------------
Supplemental Proxy Information                            14
------------------------------------------------------------
Trustees and Officers of the Trust                        15
------------------------------------------------------------
Notice to Shareholders                                    18
------------------------------------------------------------

SEI LIQUID ASSET TRUST -- JUNE 30, 2003


To Our Shareholders:


The fiscal year that ended June 2003 was another challenging year for the financial markets. Concerns over corporate fraud and credit quality caused stock and corporate bond prices to decline sharply in the second half of the calendar year 2002, and as these concerns started to abate in 2003, they were replaced by concerns over the war in Iraq. A further complication was the very weak tone of the U.S. economy, which slowed corporate earnings growth and prevented meaningful improvement in corporate balance sheets.

Against this backdrop of political and economic uncertainty, the money markets were a safe haven for investors, allowing them to avoid the significant losses experienced in the stock and bond markets. But money market returns remained low. In July 2002, the overnight bank rate, the federal funds rate, stood at just 1.75%. At the end of the fiscal year in June 2003, it stood at just 1%. The Fed lowered the rate in two steps. First, on November 6th, 2002, it lowered the rate by 50 basis points to 1.25%. The second move came on June 25th, 2003, when it lowered the rate another 25 basis points to 1%. The federal funds rate now stands at a historic 45-year low.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Liquid Asset Trust. I and my colleagues are working hard to maintain that trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Edward D. Loughlin

Edward D. Loughlin
President


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                         1

SEI LIQUID ASSET TRUST -- JUNE 30, 2003


Report of Independent Auditors


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI LIQUID ASSET TRUST:
In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Fund, Government Securities Fund and Prime Obligation Fund (three portfolios constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
August 15, 2003


--------------------------------------------------------------------------------
2                         SEI Liquid Asset Trust / Annual Report / June 30, 2003

STATEMENT OF NET ASSETS


Treasury Securities Fund

June 30, 2003
--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 51.6%
   U.S. Treasury Bills+
     1.187%, 07/10/03                         $ 6,000         $ 5,998
     1.161%, 07/31/03                           7,000           6,993
     1.168%, 08/07/03                           2,000           1,998
     0.879%, 12/11/03                           3,000           2,988
   U.S. Treasury Notes
     5.750%, 08/15/03                           1,000           1,005
     5.250%, 08/15/03                           7,000           7,030
     3.625%, 08/31/03                           1,000           1,004
     2.750%, 10/31/03                           3,000           3,014
     4.250%, 11/15/03                           1,000           1,009
     3.000%, 11/30/03                           1,800           1,812
     3.250%, 12/31/03                           2,000           2,017
     4.750%, 02/15/04                           2,000           2,043
     3.000%, 02/29/04                           1,000           1,014
     3.625%, 03/31/04                           1,000           1,017
     2.875%, 06/30/04                           2,000           2,036
                                                              -------
Total U.S. Treasury Obligations
   (Cost $40,978)                                              40,978
                                                              -------

REPURCHASE AGREEMENTS -- 48.2%
   ABN Amro (A)
     1.100%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $15,000,458 (collateralized by
     U.S. Treasury Bills, par value
     $15,331,000, 0.894%+, 09/18/03;
     with total market value
     $15,300,599)                              15,000          15,000
   Bear Stearns & Companies Incorporated (A)
     1.050%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $2,242,065 (collateralized by
     U.S. Treasury Bonds, par value
     $1,445,000, 12.500%, 08/15/04;
     with total market value
     $2,292,212)                                2,242           2,242
   JPMorgan Chase (A)
     0.900%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $3,000,075 (collateralized by
     U.S. Treasury Notes, par value
     $2,555,000, 6.000%, 08/15/09;
     with total market value
     $3,063,281)                                3,000           3,000


--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers (A)
     0.980%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $3,000,082 (collateralized by
     U.S. Treasury Notes, par value
     $3,010,000, 4.250%, 11/15/03;
     with total market value
     $3,062,683)                              $ 3,000         $ 3,000
   Merrill Lynch & Company (A)
     1.000%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $15,000,417 (collateralized by
     U.S. Treasury Bonds, par value
     $10,545,000, 8.000%, 11/15/21;
     with total market value
     $15,303,431)                              15,000          15,000
                                                              -------
Total Repurchase Agreements
   (Cost $38,242)                                              38,242
                                                              -------
Total Investments -- 99.8%
   (Cost $79,220)                                              79,220
                                                              -------

OTHER ASSETS AND LIABILITIES -- 0.2%
Management Fees Payable                                           (21)
Investment Advisory Fees Payable                                   (3)
Other Assets and Liabilities, Net                                 187
                                                              -------
Total Other Assets and Liabilities                                163
                                                              -------

NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 79,383,179 outstanding shares of
   beneficial interest                                         79,383
Undistributed net investment income                                64
Accumulated net realized loss on investments                      (64)
                                                              -------
Total Net Assets -- 100.0%                                    $79,383
                                                              =======
Net asset value, offering and redemption
   price per share -- Class A                                   $1.00
                                                              =======

+ The rate reported is the effective yield at time of purchase.
(A) Tri-party repurchase agreement.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                         3

STATEMENT OF NET ASSETS


Government Securities Fund

June 30, 2003
--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.9%
   FFCB+
     1.297%, 02/13/04                         $ 1,000         $   992
   FHLB
     1.121%, 07/07/03+                          1,000           1,000
     1.150%, 07/23/03+                          5,000           4,997
     1.363%, 08/08/03+                            500             499
     4.125%, 08/15/03                           4,000           4,014
     1.225%, 08/27/03+                          2,000           1,996
     1.228%, 08/29/03+                          1,000             998
     1.160%, 09/03/03+                          3,000           2,994
     5.125%, 09/15/03                             495             499
     3.125%, 11/14/03                             405             408
   FHLMC+
     1.759%, 08/29/03                           1,000             997
     1.441%, 11/06/03                           5,000           4,975
   FNMA+
     1.625%, 07/25/03                           1,500           1,498
     1.574%, 09/19/03                           1,223           1,219
     1.189%, 04/30/04                           1,500           1,485
   SLMA+
     1.286%, 03/23/04                           3,000           2,972
                                                              -------
Total U.S. Government Agency Obligations
   (Cost $31,543)                                              31,543
                                                              -------

U.S. TREASURY OBLIGATION -- 1.4%
  U.S. Treasury Bills+
     0.879%, 12/11/03                           1,000             996
                                                              -------
Total U.S. Treasury Obligation
   (Cost $996)                                                    996
                                                              -------

REPURCHASE AGREEMENTS -- 53.7%
   ABN Amro (A)
     1.250%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $3,000,104 (collateralized
     by FNMA, par value
     $2,609,000, 6.000%, 05/15/11;
     with total market value
     $3,060,683)                                3,000           3,000
   Bear Stearns & Companies Incorporated (A)
     1.150%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $3,000,096 (collateralized
     by FHLB, par value
     $2,720,000, 5.375%, 02/15/07;
     with total market value
     $3,079,982)                                3,000           3,000


--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   BNP Paribas (A)
     1.210%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $13,717,461
     (collateralized by SLMA, par value
     $12,630,000, 5.250%, 03/15/06;
     with total market value
     $13,991,672)                              13,717          13,717
   JP Morgan Chase (A)
     1.210%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $3,000,101
     (collateralized by FHLB, par value
     $2,915,000, 3.250%, 08/15/05;
     with total market value
     $3,065,137)                              $ 3,000         $ 3,000
   Morgan Stanley Dean Witter (A)
     1.100%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $12,000,367
     (collateralized by FNMA, par value
     $12,000,000, 3.875%, 05/15/05;
     with total market value
     $12,653,125)                              12,000          12,000
   Salomon Smith Barney (A)
     1.220%, dated 06/30/03, to be
     repurchased on 07/01/03,
     repurchase price $3,000,102
     (collateralized by FHLMC, par value
     $2,915,000, 5.250%, 11/05/12;
     with total market value
     $3,061,359)                                3,000           3,000
                                                              -------
Total Repurchase Agreements
   (Cost $37,717)                                              37,717
                                                              -------
Total Investments -- 100.0%
   (Cost $70,256)                                              70,256
                                                              -------

OTHER ASSETS AND LIABILITIES -- 0.0%
Management Fees Payable                                           (19)
Investment Advisory Fees Payable                                   (2)
Other Assets and Liabilities, Net                                  23
                                                              -------
Total Other Assets and Liabilities                                  2
                                                              -------


--------------------------------------------------------------------------------
4                         SEI Liquid Asset Trust / Annual Report / June 30, 2003

--------------------------------------------------------------------------------
                                                                Value
Description                                             ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 70,279,052 outstanding shares of
   beneficial interest                                        $70,280
Accumulated net realized loss on investments                      (22)
                                                              -------
Total Net Assets -- 100.0%                                     70,258
                                                              =======
Net asset value, offering and redemption
   price per share -- Class A                                   $1.00
                                                              =======

+ The rate reported is the effective yield at the time of purchase.
(A) Tri-party repurchase agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                         5

STATEMENT OF NET ASSETS


Prime Obligation Fund

June 30, 2003
--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.6%
   FHLB
     4.500%, 07/07/03                        $ 10,000      $   10,005
     1.121%, 07/07/03+                         39,800          39,793
     1.150%, 07/23/03+                         10,000           9,994
     3.125%, 11/14/03                          25,000          25,170
   FHLMC +
     1.095%, 08/15/03                          20,000          19,974
     1.012%, 08/29/03                           3,000           2,995
     1.080%, 09/11/03                          33,000          32,929
     1.013%, 09/25/03                           3,000           2,993
     1.409%, 12/31/03                           3,000           2,985
   FNMA
     1.170%, 07/07/03+                         35,200          35,193
     1.030%, 07/17/03                          10,000           9,998
     1.090%, 08/13/03+                         15,000          14,978
     1.000%, 09/10/03+                         50,000          49,900
     1.574%, 09/19/03+                         10,000           9,966
     1.033%, 09/26/03+                         75,000          74,813
     0.980%, 12/10/03+                         50,000          49,780
     1.281%, 02/06/04+                         20,000          19,845
     5.125%, 02/13/04                           4,976           5,092
                                                           ----------
Total U.S. Government Agency Obligations
   (Cost $416,403)                                            416,403
                                                           ----------

COMMERCIAL PAPER -- 28.4%
FINANCIAL SERVICES -- 4.3%
   General Electric Capital Corporation +
     1.278%, 08/15/03                          15,000          14,976
   General Electric Capital International
     Funding +
     1.050%, 09/24/03                          20,000          19,950
   Links Finance LLC +
     1.093%, 09/10/03                          10,000           9,979
                                                           ----------
                                                               44,905
                                                           ----------
HEALTHCARE -- 0.8%
   Bristol-Myers Squibb
     1.214%, 07/31/03                           8,000           8,000
                                                           ----------
SPECIAL PURPOSE ENTITY -- 23.3%
   Edison Asset Securitization LLC +
     1.093%, 09/08/03                          10,000           9,979
   Fairway Finance Corporation +
     1.167%, 09/15/03                          22,872          22,818
   Galaxy Funding Incorporated +
     1.040%, 09/25/03                          10,000           9,975
   Giro Balanced Funding Corporation +
     1.204%, 08/15/03                          20,000          19,970


--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Giro Funding Corporation +
     1.093%, 09/10/03                        $ 10,000      $    9,978
   Ivory Funding Corporation +
     1.191%, 07/11/03                          10,000           9,997
   K2 LLC +
     1.214%, 08/26/03                          25,000          24,953
   Leafs LLC +
     1.114%, 07/20/03                          15,000          15,000
   Moat Funding LLC +
     1.224%, 07/09/03                           5,000           4,999
     1.177%, 09/11/03                           5,000           4,988
   Montauk Funding Corporation +
     1.140%, 07/15/03                           5,000           5,000
   Scaldis Capital LLC +
     1.050%, 09/26/03                          10,000           9,974
   Sigma Finance Incorporated +
     1.280%, 07/06/03                           4,900           4,900
     1.260%, 07/07/03                           4,900           4,900
     1.090%, 07/11/03                           5,000           5,000
     1.203%, 08/13/03                          10,000           9,986
   Silver Tower Funding +
     1.264%, 08/15/03                          10,000           9,984
   Tango Finance Corporation +
     1.053%, 09/10/03                          18,000          17,963
   Tulip Funding Corporation +
     1.191%, 07/07/03                          20,000          19,996
   Variable Funding Capital +
     1.170%, 07/14/03                          15,000          15,000
   Windmill Funding Corporation +
     1.268%, 08/28/03                          10,000           9,980
                                                           ----------
                                                              245,340
                                                           ----------
Total Commercial Paper
   (Cost $298,245)                                            298,245
                                                           ----------

CORPORATE OBLIGATIONS -- 6.9%
BANKS -- 1.4%
   Bank of New York, Ser CD (A) (B)
     1.156%, 07/12/03                          10,000           9,998
   Southtrust Bank (A)
     1.155%, 09/19/03                           5,000           5,005
                                                           ----------
                                                               15,003
                                                           ----------
FINANCIAL SERVICES -- 0.1%
   General Electric Capital Corporation,
     Ser A, MTN (A)
     1.370%, 08/03/03                             700             700
                                                           ----------


--------------------------------------------------------------------------------
6                         SEI Liquid Asset Trust / Annual Report / June 30, 2003

--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS -- 5.4%
   Bear Stearns & Companies Incorporated,
     Ser 1, MTN (A)
     1.130%, 07/15/03                        $ 10,000      $   10,000
   Chase Manhattan Corporation,
     Ser C,  MTN (A)
     1.590%, 07/28/03                          10,000          10,019
   Goldman Sachs Group Incorporated
     1.280%, 08/20/03                          20,000          20,000
   Merrill Lynch & Company MTN (A)
     1.500%, 07/08/03                          10,000          10,007
   Morgan Stanley Dean Witter,
     Ser C, MTN (A)
     1.590%, 08/14/03                           2,500           2,507
     1.155%, 09/19/03                           4,750           4,751
                                                           ----------
                                                               57,284
                                                           ----------
Total Corporate Obligations
   (Cost $72,987)                                              72,987
                                                           ----------

ASSET BACKED SECURITIES -- 8.9%
AUTOMOTIVE -- 0.3%
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A1 +
     1.363%, 10/15/03                           2,857           2,857
                                                           ----------
CREDIT CARDS -- 2.5%
   Discover Card Master Trust, Ser 2000-A
     1.264%, 07/23/03 +                        10,000           9,992
   MBNA Credit Card Master Trust
     1.040%, 09/23/03 +                        16,460          16,420
                                                           ----------
                                                               26,412
                                                           ----------
FINANCIAL SERVICES -- 0.6%
   GSTR, Ser 2002-2A, Cl A1MA (A) (B)
     1.085%, 07/25/03                             700             700
   GSTR, Ser 2002-2A, Cl A1MB (A) (B)
     1.095%, 07/25/03                             600             600
   Sigma Finance Incorporated (A) (B)
     1.080%, 09/10/03                           5,000           4,999
                                                           ----------
                                                                6,299
                                                           ----------
SPECIAL PURPOSE ENTITY -- 5.5%
   Beta Finance Incorporated MTN (A) (B)
     1.239%, 07/15/03                           5,000           5,000
     1.073%, 07/29/03                           5,000           5,000
   Premier Asset Collateral LLC MTN (A) (B)
     1.100%, 07/15/03                          10,000          10,000
   SMM Trust, Ser 2002-H (A) (B)
     1.228%, 09/23/03                          21,206          21,206


--------------------------------------------------------------------------------
                                         Face Amount            Value
Description                            ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   White Pine Finance LLC MTN (A) (B)
     1.270%, 07/07/03                         $ 6,750           6,750
     1.239%, 07/15/03                           5,000           5,000
     1.064%, 07/20/03                           5,000           4,999
                                                           ----------
                                                               57,955
                                                           ----------
Total Asset Backed Securities
   (Cost $93,523)                                              93,523
                                                           ----------

CERTIFICATES OF DEPOSIT -- 1.0%
BANKS -- 1.0%
   Fifth Third Bank
     1.250%, 08/25/03                          10,000          10,000
                                                           ----------
Total Certificates of Deposit
   (Cost $10,000)                                              10,000
                                                           ----------

INSURANCE FUNDING AGREEMENT -- 2.9%
   Metropolitan Life Insurance Company (A) (C)
     1.390%, 08/01/03                          30,000          30,000
                                                           ----------
Total Insurance Funding Agreement
   (Cost $30,000)                                              30,000
                                                           ----------

REPURCHASE AGREEMENT -- 12.3%
   BNP Paribas (D)
     1.210%, dated 06/30/03, to be
     repurchased on 07/01/03, repurchase
     price $129,696,359 (collateralized by
     various U.S. Government Agency
     Obligations, ranging in par value
     $48,695,000-$74,870,000,
     2.125%-5.250%, 12/15/04-03/15/06;
     with total market value
     $132,288,725)                            129,692         129,692
                                                           ----------
Total Repurchase Agreement
   (Cost $129,692)                                            129,692
                                                           ----------
Total Investments -- 100.0%
   (Cost $1,050,850)                                        1,050,850
                                                           ----------

OTHER ASSETS AND LIABILITIES -- 0.0%
Management Fees Payable                                          (286)
Investment Advisory Fees Payable                                  (37)
Other Assets and Liabilities, Net                                  67
                                                           ----------
Total Other Assets and Liabilities                               (256)
                                                           ----------


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                         7

Prime Obligation Fund (Concluded)

June 30, 2003
--------------------------------------------------------------------------------
                                                                Value
Description                                             ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,050,672,522 outstanding shares
   of beneficial interest                                  $1,050,672
Distribution in excess of net investment income                   (35)
Accumulated net realized loss on investments                      (43)
                                                           ----------
Total Net Assets -- 100.0%                                 $1,050,594
                                                           ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                   $1.00
                                                           ==========

+ The rate reported is the effective yield at the time of purchase.
(A) Floating rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on June 30,2003. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Security considered illiquid. The total value of such security as of June 30, 2003 was $30,000,000.
(D) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd -- Limited
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8                         SEI Liquid Asset Trust / Annual Report / June 30, 2003

Statements of Operations ($ Thousands)


For the year ended June 30, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                         TREASURY SECURITIES         GOVERNMENT SECURITIES               PRIME OBLIGATION
                                                        FUND                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                    $1,760                          $977                        $16,354
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                       492                           276                          4,428
   Investment Advisory Fees                               49                            28                            445
   Shareholder Servicing Fees -- Class A                 293                           164                          2,636
   Printing Fees                                          23                            12                            204
   Custodian/Wire Agent Fees                              12                             6                            105
   Professional Fees                                      10                             5                            100
   Trustee Fees                                            2                             1                             15
   Insurance Fees                                          1                            --                              9
   Other Expenses                                          4                             3                             49
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                        886                           495                          7,991
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Management Fees                                       (66)                          (37)                          (620)
   Investment Advisory Fees                              (12)                           (5)                           (96)
   Shareholder Servicing Fees -- Class A                (293)                         (164)                        (2,636)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          515                           289                          4,639
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  1,245                           688                         11,715
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments                        2                            --                              5
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $1,247                          $688                        $11,720
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                         9

Statements of Changes in Net Assets ($ Thousands)


For the years ended June 30,

------------------------------------------------------------------------------------------------------------------------------------
                                               TREASURY SECURITIES       GOVERNMENT SECURITIES             PRIME OBLIGATION
                                                              FUND                        FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                 2003         2002           2003         2002           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $   1,245    $   2,902      $     688    $   1,315    $    11,715   $    20,670
   Net Realized Gain (Loss) on investments          2            3             --           (8)             5           (47)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets Resulting from Operations       1,247        2,905            688        1,307         11,720        20,623
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                   (1,259)      (2,918)          (688)      (1,316)       (11,782)      (20,666)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (1,259)      (2,918)          (688)      (1,316)       (11,782)      (20,666)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued              502,033      715,160        325,853      298,517      7,884,534     7,071,573
     Reinvestment of Distributions                188          336            262          308         10,232        17,499
     Cost of Shares Redeemed                 (546,781)    (737,489)      (333,860)    (289,114)    (7,870,990)   (7,045,509)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          (44,560)     (21,993)        (7,745)       9,711         23,776        43,563
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      (44,572)     (22,006)        (7,745)       9,702         23,714        43,520
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        123,955      145,961         78,003       68,301      1,026,880       983,360
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $  79,383    $ 123,955      $ 770,258    $  78,003    $ 1,050,594   $ 1,026,880
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                        SEI Liquid Asset Trust / Annual Report / June 30, 2003

Financial Highlights


For the years ended June 30,
For a Share Outstanding Throughout the Year

------------------------------------------------------------------------------------------------------------------------------------

                                        Net Realized
                                                 and
               Net Asset                  Unrealized   Distributions                                            Ratio of
                  Value,          Net          Gains        from Net    Net Asset                Net Assets     Expenses
               Beginning   Investment    (Losses) on      Investment   Value, End    Total    End of Period   to Average
               of Period       Income     Securities          Income    of Period   Return+   ($ Thousands)   Net Assets
------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2003            $1.00        $0.01             --         $(0.01)        $1.00     1.06%      $   79,383        0.44%
   2002             1.00         0.02             --          (0.02)         1.00     1.97          123,955        0.44
   2001             1.00         0.05             --          (0.05)         1.00     5.55          145,961        0.44
   2000             1.00         0.05             --          (0.05)         1.00     5.24          402,982        0.44
   1999             1.00         0.05             --          (0.05)         1.00     4.72          565,897        0.44
GOVERNMENT SECURITIES FUND
   CLASS A:
   2003            $1.00        $0.01             --         $(0.01)        $1.00     1.08%      $   70,258        0.44%
   2002             1.00         0.02             --          (0.02)         1.00     2.05           78,003        0.44
   2001             1.00         0.06             --          (0.06)         1.00     5.73           68,301        0.44
   2000             1.00         0.05             --          (0.05)         1.00     5.37           63,843        0.44
   1999             1.00         0.05             --          (0.05)         1.00     4.74          108,468        0.44
PRIME OBLIGATION FUND
   CLASS A:
   2003            $1.00        $0.01             --         $(0.01)        $1.00     1.12%      $1,050,594        0.44%
   2002             1.00         0.02             --          (0.02)         1.00     2.08        1,026,880        0.44
   2001             1.00         0.06             --          (0.06)         1.00     5.75          983,360        0.44
   2000             1.00         0.05             --          (0.05)         1.00     5.55        1,604,058        0.44
   1999             1.00         0.05             --          (0.05)         1.00     4.97        1,335,301        0.44


---------------------------------------------------------------
                                           Ratio of Net
                                Ratio of     Investment
               Ratio of Net     Expenses         Income
                 Investment   to Average     to Average
                     Income   Net Assets     Net Assets
                 to Average   (Excluding     (Excluding
                 Net Assets     Waivers)       Waivers)
---------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2003               1.06%        0.76%          0.74%
   2002               2.04         0.75           1.73
   2001               5.58         0.74           5.28
   2000               5.03         0.73           4.74
   1999               4.62         0.73           4.33
GOVERNMENT SECURITIES FUND
   CLASS A:
   2003               1.05%        0.75%          0.74%
   2002               2.02         0.75           1.71
   2001               5.61         0.73           5.32
   2000               5.18         0.73           4.89
   1999               4.66         0.73           4.37
PRIME OBLIGATION FUND
   CLASS A:
   2003               1.11%        0.76%          0.79%
   2002               2.05         0.75           1.74
   2001               5.73         0.74           5.43
   2000               5.41         0.73           5.12
   1999               4.84         0.73           4.55

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                        11

Notes to Financial Statements


1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. In the fiscal year ending June 30, 2003, no shares of the Institutional Cash Fund were sold and there were no shares outstanding at June 30, 2003. As of June 30, 2003, the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Trust invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and procedures adopted by SEIInvestments Fund Management (the "Manager") of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DISTRIBUTIONS TO SHAREHOLDERS --Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

3. TRANSACTIONS WITH AFFILIATES

The Manager provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive fees and to reimburse expenses, through June 30, 2003, in order to keep total operating expenses, net of SEI Investment Management Corporation ("SIMC") and SEI Investments Distribution Co.'s ("the Distributor") fee waivers, from exceeding .44% of the average daily net assets of each Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Corporation and a registered broker-dealer.

The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets


--------------------------------------------------------------------------------
12                        SEI Liquid Asset Trust / Annual Report / June 30, 2003
attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager or the Distributor. Compensation of officers and affiliated trustees of the Trust is paid by the Manager and/or the Distributor.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

4. INVESTMENT ADVISORY AGREEMENT

A special meeting of shareholders of the Treasury Securities Fund, the Government Securities Fund, and the Prime Obligation Fund was held on January 9, 2003, March 10, 2003, and March 5, 2003, respectively, to (i) approve a "manager of managers" structure for each Fund and (ii) approve SIMC as the Fund's investment adviser, and to approve an investment advisory agreement with SIMC.

Effective March 17, 2003, SIMC, which served as each Fund's investment adviser under an "interim" advisory agreement since October 18, 2002, will serve as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Prior to October 18, 2002, Wellington Management Company LLP ("Wellington LLP") acted as the investment adviser for the Funds. For its services, Wellington LLP received an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Effective March 17, 2003, pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP"), which served as each Fund's investment sub-adviser under an "interim" sub-advisory agreement since October 18, 2002, as each Fund's investment sub-adviser under a new investment sub-advisory agreement approved by the shareholders of each Fund.

Prior to October 18, 2002, Wellington LLP agreed to waive a portion of its fees for the Funds. This voluntary waiver is no longer in effect with the new sub-adviser, BACAP.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter Mof the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2003 and June 30, 2002 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                          Ordinary Income
--------------------------------------------------------------------------------
Treasury Securities Fund                2003          $1,259
                                        2002           2,918
Government Securities Fund              2003             688
                                        2002           1,316
Prime Obligation Fund                   2003          11,782
                                        2002          20,666

As of June 30, 2003, the components of accumulated losses on a tax basis were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                           Treasury      Government       Prime
                                         Securities      Securities  Obligation
                                               Fund            Fund        Fund
--------------------------------------------------------------------------------
Capital Loss Carryforwards:

         Expiring in 2006                      $(62)           $ --       $  --

         Expiring in 2008                        --              (3)         --

         Expiring in 2009                        --             (11)         --

         Expiring in 2010                        --              (5)         --

         Expiring in 2011                        (2)             (3)        (42)

Undistributed Ordinary Income/Distribution
  in Excess of Net Investment Income             64              --         (36)
                                               ----            ----       -----
         Total Accumulated Losses              $ --            $(22)      $ (78)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

For Federal income tax purposes the book cost of securities was equal to the tax cost.
--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                        13

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)


Special meetings of shareholders of the Treasury Securities Fund, the Government Securities Fund, and the Prime Obligation Fund were held on January 9, 2003, March 10, 2003, and March 5, 2003, respectively. The description of the proposal and number of shares voted at the meetings were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                VOTES                   VOTES                  VOTES
                                                                 FOR                   AGAINST                ABSTAIN
---------------------------------------------------------------------------------------------------------------------------
1. To approve a "manager of managers" structure for the Fund:

      Treasury Securities Fund                               67,566,069              3,711,248               1,199,490
      Government Securities Fund                             57,764,579                708,444                       1
      Prime Obligation Fund                                 509,297,930             14,321,597              21,697,888

2. To approve SEI Investment Management Corporation ("SIMC") as the Fund's investment adviser, and to approve an investment advisory agreement with SIMC:

      Treasury Securities Fund                               71,091,775                185,542               1,199,490
      Government Securities Fund                             58,338,576                134,475                       1
      Prime Obligation Fund                                 516,885,551              6,565,761              21,866,103


--------------------------------------------------------------------------------
14                        SEI Liquid Asset Trust / Annual Report / June 30, 2003

TRUSTEES AND OFFICERS OF THE TRUST


Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME,          POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS              BY TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
Robert A. Nesher     Chairman       since 1981       Currently performs various        64          Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive         Board of                        Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456       Trustees*                       which Mr. Nesher is                           Expedition Funds.
56 yrs. old                                          compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1981       Partner, Morgan, Lewis &          64          Trustee of The Advisors' Inner
1701 Market Street                                   Bockius LLP(law firm),                        Circle Fund, The Arbor Fund,
Philadelphia, PA                                     counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                                Investments Company, the                      Director of SEIInvestments
63 yrs. old                                          Adviser, the Administrator                    since 1974.
                                                             and theDistributor.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch      Trustee       since 1981       President, Orange County          64          Trustee of STIClassic Funds
One Freedom                                          Publishing Co., Inc.; President,              and STIClassic Variable Trust.
Valley Drive                                         H&W Distribution, Inc.,
Oaks, PA 19456                                       since July 1984.
70 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Retired.                          64          Trustee of The Advisors' Inner
One Freedom                                                                                        Circle Fund, The Arbor Fund,
Valley Drive                                                                                       and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.Trustee      since 1996       Chief Executive Officer, Newfound 64          Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
Valley Drive                                         Treasurer and Clerk, Peak Asset               and The Expedition Funds;
Oaks, PA 19456                                       Management, Inc., since 1991.                 Trustee, Navigator Securities
60 yrs. old                                                                                        Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Principal, Grecoventures          64          Director, Sonoco, Inc.; Director,
One Freedom                                          (consulting firm) since                       PECO Energy; Director, Radian,
Valley Drive                                         August 1997.                                  Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                                                                     Real Estate Investment Trust;
57 yrs. old                                                                                        Director, Cardone Industries,
                                                                                                   Inc.; Director, Genuardi
                                                                                                   Markets, Inc.; and Director,
                                                                                                   PRWT Comserve, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                        15

TRUSTEES AND OFFICERS OF THE TRUST


------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                  NUMBER OF
                                      OFFICE                                                  PORTFOLIOS
                                        AND                 PRINCIPAL                           IN FUND
     NAME,          POSITION(S)      LENGTH OF            OCCUPATION(S)                         COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                         OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS                         BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1981       Executive Vice President and                N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive                                         Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
51 yrs. old                                          the Adviser and the Administrator
                                                     since 1994.
------------------------------------------------------------------------------------------------------------------------------------
James R. Foggo          CFO         since 1998       Vice President and Assistant Secretary      N/A                 N/A
One Freedom                                          of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
38 yrs. old                                          since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law firm),
                                                     1998. Associate, Baker & McKenzie
                                                     (law firm), 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since           N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Secretary of the Adviser, Administrator
Oaks, PA 19456       Secretary                       and Distributor since December 1999.
34 yrs. old                                          Associate, Dechert Price & Rhoads
                                                     (law firm), 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman      Vice         since 1995       Senior Vice President and General           N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
36 yrs. old          Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President and
                                                     Assistant Secretary of SEI Investments,
                                                     the Adviser, the Administrator and
                                                     the Distributor, 1995-2000.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary      N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998.
37 yrs. old          Secretary

------------------------------------------------------------------------------------------------------------------------------------


16                        SEI Liquid Asset Trust / Annual Report / June 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                  NUMBER OF
                                      OFFICE                                                  PORTFOLIOS
                                        AND                 PRINCIPAL                           IN FUND
     NAME,            POSITION(S)    LENGTH OF            OCCUPATION(S)                         COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,           HELD WITH        TIME                DURING PAST                         OVERSEEN             HELD BY
    AND AGE             TRUSTS        SERVED               FIVE YEARS                         BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.              Vice         since 1999    Employed by SEI Investments since           N/A                 N/A
McCullough             President                     November 1, 1999. Vice President
One Freedom               and                        and Assistant Secretary of the Adviser,
Valley Drive           Assistant                     the Administrator and the Distributor
Oaks, PA 19456         Secretary                     since December 1999. Associate at
41 yrs. old                                          White and Williams LLP, 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan            Vice          since 2001    Vice President and Assistant Secretary      N/A                 N/A
Vetterlein             President                     of SEI Investments Mutual Funds
One Freedom               and                        Services since January 2001.
Valley Drive           Assistant                     Shareholder/Partner, Buchanan
Oaks, PA 19456         Secretary                     Ingersoll Professional Corporation
39 yrs. old                                          (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.  Vice          since 2001    Vice President and Assistant Secretary      N/A                 N/A
One Freedom            President                     of the Administrator and Distributor
Valley Drive             and                         since August 2001. Vice President,
Oaks, PA 19456         Assistant                     Merrill Lynch & Co. Asset Management
33 yrs. old            Secretary                     Group (1998-2000). Associate at
                                                     Pepper Hamilton LLP
                                                     (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig          Vice         since 1985    Employed by SEI Investments since 1985.     N/A                 N/A
One Freedom            President                     Senior Vice President and Chief Investment
Valley Drive              and                        Officer of SEIAsset Management Group
Oaks, PA 19456         Assistant                     since 1995.
52 yrs. old            Secretary
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch             Vice         since 2002    Vice President and Assistant Secretary      N/A                 N/A
One Freedom            President                     of the Administrator and Distributor
Valley Drive              and                        since November 2001. Associate,
Oaks, PA 19456         Assistant                     Howard, Rice, Nemorvoski, Canady,
31 yrs. old            Secretary                     Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel
                                                     LLP (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2003                        17

Notice to Shareholders (Unaudited)


For shareholders that do not have a June 30, 2003 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2003 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2003, the Funds of the SEI Liquid Asset Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                     (A)              (B)
                                  LONG TERM        ORDINARY             (C)
                                CAPITAL GAINS       INCOME             TOTAL
                                DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS
PORTFOLIO                        (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
Treasury Securities Fund             0%              100%              100%
Government Securities Fund           0%              100%              100%
Prime Obligation Fund                0%              100%              100%


                                    (D)               (E)
                                 QUALIFYING       TAX-EXEMPT
PORTFOLIO                       DIVIDENDS(1)       INTEREST
Treasury Securities Fund              0%               0%
Government Securities Fund            0%               0%
Prime Obligation Fund                 0%               0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each Fund. Item (D) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


--------------------------------------------------------------------------------
18                        SEI Liquid Asset Trust / Annual Report / June 30, 2003

Notes

Notes

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2003
Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin

PRESIDENT AND CHIEF EXECUTIVE OFFICER
James R. Foggo

CHIEF FINANCIAL OFFICER
Timothy D. Barto

VICE PRESIDENT AND SECRETARY
Todd B. Cipperman

VICE PRESIDENT, ASSISTANT SECRETARY
Robert S. Ludwig

VICE PRESIDENT, ASSISTANT SECRETARY
Lydia A. Gavalis

VICE PRESIDENT, ASSISTANT SECRETARY
Sherry K. Vetterlein

VICE PRESIDENT, ASSISTANT SECRETARY
Christine M. McCullough

VICE PRESIDENT, ASSISTANT SECRETARY
William E. Zitelli, Jr.

VICE PRESIDENT, ASSISTANT SECRETARY
John C. Munch

VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant

SECRETARY



INVESTMENT ADVISER
SEI Investments Management Corporation

SUB-ADVISER
Banc of America Capital Management, LLC

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[SEI INVESTMENTS LOGO OMITTED]


[BACKGROUND GRAPHIC OMITTED]

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-097 (6/03)

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                              SEI Liquid Asset Trust


By (Signature and Title)*                                /s/ Edward D. Loughlin
                                                         ----------------------
                                                         Edward D. Loughlin
                                                         Chief Executive Officer

Date:  08/29/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /s/ Edward D. Loughlin
                                                         ----------------------
                                                         Edward D. Loughlin
                                                         Chief Executive Officer


Date:  08/29/03


By (Signature and Title)*                                /s/ James R. Foggo
                                                         -------------------
                                                         James R. Foggo
                                                         Chief Financial Officer

Date:  08/29/03
* Print the name and title of each signing officer under his or her signature.